Investment in equity accounted investees (Details 1) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)		Mar. 31, 2019 INR (₨)		Mar. 31, 2018 INR (₨)		Mar. 31, 2020 USD ($)	Mar. 31, 2017 INR (₨)
Investments accounted for using equity method [Line Items]
Total current assets		₨ 130,370			₨ 114,501				$ 1,729
Total non-current assets		101,871			110,926				1,351
Total assets		232,241			225,427				3,081
Equity		154,988			140,197		₨ 126,460		2,056	₨ 124,044
Total current liabilities		72,814			59,700				966
Total equity and liabilities		232,241			225,427				3,081
Revenues		174,600	$ 2,316	[1],[2]	153,851	[1],[2]	142,028	[1],[2]
Profit for the year		19,498	259		18,795		9,806
Company's share of profits for the year		561	$ 7		438		₨ 344
Carrying value of the Company's investment		₨ 2,763			₨ 2,529				$ 37
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Ownership		51.30%	51.30%		51.30%		51.30%
Total current assets		₨ 6,925			₨ 6,195		₨ 4,933
Total non-current assets		732			374		347
Total assets		7,657			6,569		5,280
Equity		4,931			4,448		3,600
Total current liabilities		2,726			2,121		1,680
Total equity and liabilities		7,657			6,569		5,280
Revenues		7,679			7,436		5,482
Expenses		6,554			6,558		4,792
Profit for the year		1,125			878		690
Company's share of profits for the year		577			449		354
Carrying value of the Company's investment	[3]	2,714			2,464		2,029
Translation adjustment arising out of translation of foreign currency balances		₨ 306			₨ 241		₨ 255

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the years ended March 31, 2020 and 2019 are not comparable with those of the previous year presented.
[2]	Revenues for the year ended March 31, 2020 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,910 (as compared to Rs.5,785 and Rs.5,492 for the years ended March 31, 2019 and 2018, respectively).
[3]	Includes Rs.181 representing the goodwill on acquisition of investment.